       SEMIANNUAL REPORT

             [LOGO]

       DECEMBER 31, 1995



                                       PIPER
                                       INSTITUTIONAL
                                       FUNDS


       MINNEAPOLIS
       222 SOUTH NINTH STREET
       MINNEAPOLIS, MN 55402
       612 342-6402

       SEATTLE
       1200 FIFTH AVENUE
       SEATTLE, WA 98101
       206 287-8862

       DENVER
       1050 17TH STREET
       DENVER, CO 80265
       303 820-5885

-------------------------------------------------------------------------------
                             TABLE OF CONTENTS

INSTITUTIONAL MONEY MARKET FUND
Institutional Money Market Fund seeks maximum current income consistent with preservation of capital and maintenance of liquidity. To realize its objective, the fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities. The U.S. government securities held by the fund, not the fund shares, are guaranteed as to payment of principal and interest. An investment in the fund is neither insured nor guaranteed by the U.S. government. There can be no assurance the fund will be able to maintain a stable net asset value of $1 per share.

Letter to Shareholders...................     1
Financial Statements and Notes...........     6
Investments in Securities................    16


INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO
Institutional Government Adjustable Portfolio seeks high current income consistent with low principal volatility. The fund invests primarily (at least 65% of its total assets under normal market conditions) in adjustable rate mortgage (ARM) securities that are issued or guaranteed by the U.S. government, its agencies or its instrumentalities. The fund also may invest in privately issued ARM securities, mortgage-backed securities other than ARM securities, other types of U.S. government securities, Canadian government securities, structured securities including foreign linked index securities and corporate debt securities. The fund may also purchase securities through the sale-forward (dollar-roll) program. This investment technique and investments in certain types of securities, such as foreign linked index securities, may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone. As with other mutual funds, there can be no assurance the fund will achieve its objective. Since the fund's inception on February 2, 1993, it has had a credit rating of AAAf by Standard and Poor's Mutual Funds Ratings Group (S&P).*

*THE FUND IS RATED AAAf, WHICH MEANS THE FUND'S INVESTMENTS HAVE AN OVERALL CREDIT QUALITY OF AAA. CREDIT QUALITIES ARE ASSESSED BY STANDARD AND POOR'S MUTUAL FUNDS RATINGS GROUP. S&P DOES NOT EVALUATE THE MARKET RISK OF AN INVESTMENT WHEN ASSIGNING A CREDIT RATING. SEE STANDARD AND POOR'S CORPORATE AND MUNICIPAL RATINGS DEFINITIONS FOR AN EXPLANATION OF AAA. THE FUND HAS BEEN GIVEN A MARKET RISK RATING BY S&P, WHICH WE CANNOT PUBLISH DUE TO NASD REGULATIONS. RISK RATINGS EVALUATE VARIOUS INVESTMENT RISKS THAT CAN AFFECT THE PERFORMANCE OF A BOND FUND AND INDICATE THE FUND'S OVERALL STABILITY AND SENSITIVITY TO CHANGING MARKET CONDITIONS. THESE RATINGS ARE AVAILABLE BY CALLING S&P AT 1 800 424-FUND.

Letter to Shareholders...................     3
Financial Statements and Notes...........     6
Investments in Securities................    17

THIS REPORT IS INTENDED FOR SHAREHOLDERS OF INSTITUTIONAL MONEY MARKET FUND AND INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO, BUT IT MAY ALSO BE USED AS SALES LITERATURE IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE PROSPECTUS GIVES DETAILS ABOUT THE CHARGES, INVESTMENT RESULTS AND OPERATING POLICIES OF THE FUNDS.

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                         INSTITUTIONAL MONEY MARKET FUND


                            February 15, 1996

                            Dear Shareholders:

                            DURING THE PAST SIX MONTHS, INSTITUTIONAL MONEY
                            MARKET FUND'S SEVEN-DAY CURRENT YIELD DROPPED FROM
                            5.67% ON JUNE 30 TO 5.36% ON DECEMBER 31.*  This
                            decline is due to a decrease in short-term interest
                            rates brought on by the Federal Reserve Board (Fed)
NANCY SHELLENBERGER OLSEN   easing credit in July and December. In anticipation
IS PRIMARILY RESPONSIBLE    of further reductions in short-term interest rates
FOR THE MANAGEMENT OF       during the first half of 1996, we will keep the
INSTITUTIONAL MONEY         fund's average weighted maturity relatively long.
MARKET FUND. SHE HAS        As of December 31, the fund's average weighted
17 YEARS OF FINANCIAL       maturity was 65 days.
EXPERIENCE.
                            AFTER LOWERING THE FEDERAL FUNDS RATE FROM 5.75% TO
                            5.50% IN DECEMBER, THE FED EASED CREDIT AGAIN BY
                            LOWERING IT ANOTHER 0.25% IN JANUARY. The Fed
SHAISTA TAJAMAL             stated that inflation appeared to be "somewhat more
ASSISTS WITH THE            favorable than expected" and that there had been
MANAGEMENT OF               "a decline in inflation expectations." From these
INSTITUTIONAL MONEY         statements, we think the Fed believed the bond
MARKET FUND. SHE HAS        market rally was a result of reduced long-term
SIX YEARS OF FINANCIAL      inflation expectations and that easing credit was
EXPERIENCE.                 necessary to bring the federal funds rate more in
                            line with market rates. In addition, poor holiday retail sales figures have added to the Fed's perception of a slowing economy. Because of the government's budget impasse and the country's recently harsh weather conditions, economic statistical releases are still being delayed and we are unable to get a clear picture of current economic conditions. However, we do believe it's likely the Fed will lower the federal funds rate again in the near future.

BECAUSE WE ARE EXPERIENCING AN INVERTED YIELD CURVE IN WHICH SHORT-TERM MATURITIES ARE YIELDING MORE THAN LONGER-TERM MATURITIES, WE HAVE POSITIONED THE PORTFOLIO IN SOMEWHAT OF A "BARBELL" STRUCTURE. This short-term maturity barbell structure emphasizes securities primarily with shorter-term (one- to three-month) maturities and, to a lesser extent, longer-term (10- to 13-month) maturities. This structure de-emphasizes securities with intermediate-range maturities. The fund's investment in securities with shorter maturities should provide higher yields while the longer maturity securities should provide some protection from further declines in short-term interest rates by locking in current rates.

PORTFOLIO COMPOSITION
DECEMBER 31, 1995

[GRAPHIC REPRESENTATION OF PIE CHART]

Federal Home Loan Bank.........................      26%
Federal Home Loan Mortgage Corporation.........       9%
Other Government-Backed........................       2%
Federal Farm Credit Bank.......................       9%
Federal National Mortgage Association..........      20%
Student Loan Marketing Association.............       9%
Repurchase Agreements..........................      25%

INVESTMENT CATEGORIES REFLECT PERCENTAGE OF TOTAL ASSETS.


*PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF AN INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

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                        INSTITUTIONAL MONEY MARKET FUND


CURRENT YIELDS
YIELDS ARE CALCULATED USING THE 7- AND 30-DAY CURRENT YIELDS AT THE END OF EACH MONTH

[GRAPHIC REPRESENTATION OF CHART]


THE SAFETY OF YOUR PRINCIPAL REMAINS OUR PRIMARY CONSIDERATION IN MANAGING THE FUND AS WE STRIVE TO PROVIDE YOU WITH A CONSERVATIVE ALTERNATIVE FOR YOUR SHORT-TERM CASH. As of December 31, all of the fund's investments were in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in repurchase agreements backed by such securities. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by active positioning of the portfolio on the short end of the yield curve, investing in high-quality securities and managing the fund's average weighted maturity based on our interest rate forecast.

Thank you for your investment in Institutional Money Market Fund. We remain committed to providing you with quality service and look forward to helping you achieve your financial goals.

Sincerely,

/s/ NANCY SHELLENBERGER OLSEN

Nancy Shellenberger Olsen
Portfolio Manager

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              INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO


                            February 15, 1996

                            Dear Shareholders:

                            DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31,
                            1995, INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO
                            HAD A TOTAL RETURN OF 3.55%.* This return includes
TOM MCGLINCH,               reinvested distributions but not the fund's sales
CFA IS PRIMARILY            charge. Comparatively, the six-month return for
RESPONSIBLE FOR THE         the Lipper Adjustable Rate Mortgage Funds Average
MANAGEMENT OF               was 1.41% and the Lehman Brothers Adjustable Rate
INSTITUTIONAL GOVERNMENT    Mortgage Index's return was 3.97%. During this
ADJUSTABLE PORTFOLIO. HE    period, coupon income contributed a significant
HAS 15 YEARS OF FINANCIAL   portion of the fund's total return; however, its
EXPERIENCE.                 performance lagged the Lehman index because the
                            fund was underweighted in more price sensitive securities, such as adjustable rate mortgage (ARM) securities with coupon rates that reset to the Cost of Funds Index. These securities typically have greater price increases during periods of falling interest rates, such as we experienced in 1995. The fund's holdings of U.S. agency fixed rate mortgages and a Canadian mortgage-backed security helped it outperform the Lipper average.

THE BOND MARKET RALLY ACCELERATED THROUGHOUT 1995 AS REPORTS CONTINUED TO INDICATE SLOW ECONOMIC GROWTH. Interest rates continued their decline during the second half of the year with the yield on the one-year Treasury note falling from 5.60% in June 1995 to 5.15% by December 31. During this same period, the Federal Reserve Board (Fed) lowered the federal funds rate by moving it from 6.0% in June to 5.50% by December. The Fed cut this rate by another 0.25% in January. These moves have important implications for the ARM securities market as many of the underlying loans reset their coupons based on the one-year Treasury yield. Also, many borrowers will begin to see the interest rate on their mortgage decrease, and investors will experience a gradual reduction in coupon income as the underlying mortgage loans reset to lower rates.

TO MEET FUND REDEMPTIONS DURING THE PAST SIX MONTHS, WE SOLD
SOME OF THE FUND'S FIXED RATE SECURITIES WHICH, IN TURN, CAUSED ITS POSITION IN U.S. AGENCY ARM SECURITIES TO INCREASE TO 90% OF TOTAL ASSETS. This compares to 76% as of June 30. We will maintain our weighting in ARM securities until we see indications of changing market conditions. Not only does the current market for these securities appear strong, but we believe they have the potential to generate high relative income in the first half of 1996.

PORTFOLIO COMPOSITION
DECEMBER 31, 1995

[GRAPHIC REPRESENTATION OF PIE CHART]

U.S. Agency ARM Securities.....................      90%
U.S. Agency Fixed Rate Mortgages...............       8%
U.S. Treasuries................................       1%
Other Assets...................................       1%

INVESTMENT CATEGORIES REFLECT PERCENTAGE OF TOTAL ASSETS.


*PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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                INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO


VALUE OF $100,000 INVESTED
DECEMBER 31, 1995

[GRAPHIC REPRESENTATION OF CHART]


$100,000 INVESTED IN FEBRUARY 1993 AND HELD THROUGH DECEMBER 31, 1995, WOULD HAVE GROWN TO $109,262. THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 1%, WHILE NO SUCH CHARGES ARE REFLECTED IN THE INDEX OR AVERAGE. ALL PERFORMANCE FIGURES INCLUDE REINVESTED DISTRIBUTIONS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


AVERAGE ANNUALIZED TOTAL RETURNS
THROUGH 12/31/95, INCLUDING 1% SALES CHARGE

One Year...................................        8.63%
Since Inception (2/2/93)...................        3.09%

DURING SOME PERIODS, PIPER CAPITAL WAIVED OR PAID FUND EXPENSES AND/OR PIPER JAFFRAY, THE FUND'S DISTRIBUTOR, VOLUNTARILY LIMITED 12b-1 FEES FOR THE FUND. HAD THESE FEES AND EXPENSES NOT BEEN WAIVED, THE AVERAGE ANNUALIZED TOTAL RETURNS INCLUDING REINVESTED DISTRIBUTIONS AND THE FUND'S SALES CHARGE WOULD HAVE BEEN 8.51% ONE YEAR AND 3.02% SINCE INCEPTION.


THE FUND HAS BENEFITED FROM ITS EMPHASIS ON ARM SECURITIES. After the sharp increase in short-term interest rates in 1994, the coupons on the fund's ARM securities gradually reset to higher rates and, in most cases, equaled market rates. As short-term interest rates began to fall in 1995, the coupon rates on these ARM securities did not fall as quickly or as far as market rates due to the lagging nature of their reset frequency. As a result, they increased in value. However, if the coupon rates on these ARM securities begin to fall more quickly than market rates, their values may drop.

EARLY PRINCIPAL PAYMENTS IN THE PAST SIX MONTHS HAVE HAD A NEGATIVE IMPACT ON THE FUND'S INCOME. Borrowers are refinancing (prepaying) their adjustable rate mortgages at a faster speed due to the lower rates available on fixed rate mortgages. Since many of the ARM securities held in the fund were purchased at premium prices, the faster prepayments are causing the fund to amortize these premiums more quickly. This reduces the fund's current income level. To minimize the impact of prepayments, we sold some of the fund's ARM securities that we believed were most susceptible to prepayments.

WE SOLD THE FUND'S CANADIAN FIXED RATE MORTGAGE-BACKED SECURITY IN OCTOBER. In light of lower Canadian interest rates and an improved currency rate, along with our anticipation of currency volatility associated with the Quebec referendum in early November, we felt it was an opportune time to eliminate the fund's exposure to foreign exchange risk. The fund has realized a loss on this Canadian dollar-denominated security, which was backed by an agency of the Canadian government, due to the decline in value of the Canadian dollar since we purchased the security in 1993.

SOME OF THE FUND'S 1995 DIVIDENDS WERE RECLASSIFIED AS A RETURN OF CAPITAL FOR TAX PURPOSES DUE TO THE SALE AND MATURITY OF SOME OF THE FUND'S FOREIGN-DENOMINATED SECURITIES WHICH RECOGNIZED FOREIGN CURRENCY LOSSES. Tax regulations require that certain foreign currency losses be treated as ordinary losses and be offset against net investment income when determining taxable ordinary income. As a result, some of the fund's distributions to investors were classified as a return of capital. A return of capital means that the distribution is not reported as taxable

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               INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO

income but can be used to reduce the investor's cost basis in the fund. This will affect the capital gain or loss calculation upon your sale of the fund's shares. Your tax adviser can provide more information about how this will affect you in your tax reporting.

GOING FORWARD, WE HAVE POSITIONED THE FUND TO PERFORM BEST IN A STABLE OR SLIGHTLY DECLINING INTEREST RATE ENVIRONMENT. The securities in the fund have a relatively high average coupon, which reduces their price sensitivity to changing market rates and allows them to maintain relatively high levels of income. As you know, we have not employed the sale-forward program or borrowing through reverse repurchase agreements (except for temporary borrowing on December 29 to cover fund redemptions) since February 1995. We do not intend to use either of these techniques under current market conditions.

Thank you for your investment in Institutional Government Adjustable Portfolio. As always, my efforts are dedicated to reaching the fund's objective and helping you achieve your financial goals.

Sincerely,

/s/ TOM MCGLINCH

Tom McGlinch
Portfolio Manager

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                        FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                              Institutional    Institutional
                                                                  Money          Government
                                                                  Market         Adjustable
                                                                   Fund          Portfolio
                                                              --------------   --------------

ASSETS:
  Investments in securities at market value*
  (including repurchase agreements of $20,729,000 and $0,
    respectively) (note 2) ............................... $     81,103,185       11,084,844
  Cash in bank on demand deposit ...........................         25,331           12,206
  Organization costs (note 6) ..............................         34,230           19,272
  Mortgage security paydowns receivable ....................             --            5,135
  Accrued interest receivable ..............................        285,822           81,334
                                                              --------------   --------------
      Total assets .........................................     81,448,568       11,202,791
                                                              --------------   --------------

LIABILITIES:
  Dividends payable to shareholders ........................        375,209           55,840
  Reverse repurchase agreement payable .....................             --        2,100,000
  Accrued investment management fee ........................         10,661            2,900
  Accrued interest .........................................             --            1,050
  Other accrued expenses ...................................         13,011            2,223
                                                              --------------   --------------
      Total liabilities ....................................        398,881        2,162,013
                                                              --------------   --------------
Net assets applicable to outstanding capital stock ....... $     81,049,687        9,040,778
                                                              --------------   --------------
                                                              --------------   --------------

REPRESENTED BY:
  Capital stock - authorized 100 billion shares of $0.01 par value of Institutional Money Market Fund and 10 billion
    shares of $0.01 par value of Institutional Government
    Adjustable Portfolio; outstanding, 81,049,687 and
    951,827 shares, respectively ......................... $        810,497            9,518
  Additional paid-in capital ...............................     80,239,190       12,605,875
  Distributions in excess of net investment income .........             --         (174,610)
  Accumulated net realized loss on investments .............             --       (3,369,393)
  Unrealized depreciation of investments ...................             --          (30,612)
                                                              --------------   --------------
      Total - representing net assets applicable to
       outstanding capital stock ......................... $     81,049,687        9,040,778
                                                              --------------   --------------
                                                              --------------   --------------

Net asset value per share of outstanding capital stock ... $           1.00             9.50
                                                              --------------   --------------
                                                              --------------   --------------

* Investments in securities at identified cost ........... $     81,103,185       11,115,456
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                        FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                              Institutional    Institutional
                                                                  Money          Government
                                                                  Market         Adjustable
                                                                   Fund          Portfolio
                                                              --------------   --------------

INCOME:
  Interest (net of interest expense of $1,050 for
    Institutional Government Adjustable Portfolio) ....... $      1,989,963          447,284
                                                              --------------   --------------

EXPENSES (NOTE 5):
  Investment management fee ................................         51,163           20,385
  Custodian, accounting and transfer agent fees ............         43,372           20,133
  Shareholder account servicing fees .......................            344              195
  Registration fees ........................................          4,107            7,058
  Reports to shareholders ..................................          3,474            3,865
  Amortization of organization costs .......................          7,141            4,020
  Directors' fees ..........................................          3,480            2,997
  Audit and legal fees .....................................         28,360           27,125
  Other expenses ...........................................         20,004            7,328
                                                              --------------   --------------
      Total expenses .......................................        161,445           93,106
  Less expenses waived by the adviser ......................        (41,513)         (54,340)
                                                              --------------   --------------

      Net expenses before expenses paid indirectly .........        119,932           38,766
  Less expenses paid indirectly ............................           (551)            (415)
                                                              --------------   --------------

      Total net expenses ...................................        119,381           38,351
                                                              --------------   --------------

      Net investment income ................................      1,870,582          408,933
                                                              --------------   --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized loss on investments (note 3) ................             --          (78,370)
  Net change in unrealized appreciation or depreciation of
    investments ............................................             --          135,722
                                                              --------------   --------------
    Net gain on investments ................................             --           57,352
                                                              --------------   --------------

      Net increase in net assets resulting from
       operations ........................................ $      1,870,582          466,285
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                        FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                                        Institutional
                                                                          Government
                                                                          Adjustable
                                                                          Portfolio
                                                                        --------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest income .................................................. $        447,284
  Net expenses .......................................................        (38,351)
                                                                        --------------
      Net investment income ..........................................        408,933
                                                                        --------------

Adjustments to reconcile net investment income to net cash provided by operating activities:
Change in accrued interest and mortgage security paydowns
  receivable .........................................................         81,047
Net amortization of bond discount and premium ........................          2,341
Change in accrued fees and expenses ..................................          3,959
                                                                        --------------
      Total adjustments ..............................................         87,347
                                                                        --------------

      Net cash provided by operating activities ......................        496,280
                                                                        --------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments .................................      5,115,405
  Purchases of investments ...........................................     (1,577,057)
  Net sales of short-term securities .................................        359,000
                                                                        --------------
      Net cash provided by investing activities ......................      3,897,348
                                                                        --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net redemption of fund shares ......................................     (6,110,063)
  Net proceeds from reverse repurchase agreements ....................      2,100,000
  Distributions paid to shareholders .................................       (396,412)
                                                                        --------------
      Net cash used by financing activities ..........................     (4,406,475)
                                                                        --------------
  Net decrease in cash ...............................................        (12,847)
  Cash at beginning of period ........................................         25,053
                                                                        --------------

      Cash at end of period ........................................ $         12,206
                                                                        --------------
                                                                        --------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase agreements .......... $             --
                                                                        --------------
                                                                        --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Institutional Money Market       Institutional Government
                                                                          Fund                    Adjustable Portfolio
                                                              -----------------------------   -----------------------------
                                                               Six Months                      Six Months
                                                                  Ended                           Ended
                                                                12/31/95       Year Ended       12/31/95       Year Ended
                                                               (Unaudited)       6/30/95       (Unaudited)       6/30/95
                                                              -------------   -------------   -------------   -------------

OPERATIONS:
  Net investment income .................................. $     1,870,582        1,764,252        408,933        1,295,309
  Net realized loss on investments .........................            --               --        (78,370)      (2,209,087)
  Net change in unrealized appreciation or depreciation of
    investments ............................................            --               --        135,722        1,791,630
                                                              -------------   -------------   -------------   -------------

    Net increase in net assets resulting from operations ...     1,870,582        1,764,252        466,285          877,852
                                                              -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............................    (1,870,582)      (1,764,252)      (385,217)      (1,105,594)
  Tax return of capital ....................................            --               --             --         (148,061)
                                                              -------------   -------------   -------------   -------------
    Total distributions ....................................    (1,870,582)      (1,764,252)      (385,217)      (1,253,655)
                                                              -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sales ......................................   169,871,646      168,842,836          3,809          875,301
  Proceeds from shares issued for reinvestment of
    distributions ..........................................     1,655,618        1,434,995        339,975          983,642
  Payments for shares redeemed .............................  (142,966,439)    (152,763,914)    (6,353,847)     (21,423,001)
                                                              -------------   -------------   -------------   -------------
    Increase (decrease) in net assets from capital share
      transactions .........................................    28,560,825       17,513,917     (6,010,063)     (19,564,058)
                                                              -------------   -------------   -------------   -------------
      Total increase (decrease) in net assets ..............    28,560,825       17,513,917     (5,928,995)     (19,939,861)

Net assets at beginning of period ..........................    52,488,862       34,974,945     14,969,773       34,909,634
                                                              -------------   -------------   -------------   -------------

Net assets at end of period .............................. $    81,049,687       52,488,862      9,040,778       14,969,773
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

Distributions in excess of net investment income ......... $            --               --       (174,610)        (198,326)
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION
                 Piper Institutional Funds Inc. (the company) was incorporated on September 24, 1992, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and currently includes a series of two individual diversified funds including Institutional Money Market Fund and Institutional Government Adjustable Portfolio (the funds). Institutional Money Market Fund seeks maximum current income consistent with preservation of capital and maintenance of liquidity. To realize its objective, the fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities. Institutional Government Adjustable Portfolio seeks high current income consistent with low principal volatility. The fund invests primarily (at least 65% of its total assets under normal market conditions) in adjustable rate mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or its instrumentalities. The company's articles of incorporation permit the board of directors to create additional funds in the future.
(2) SIGNIFICANT
    ACCOUNTING
    POLICIES
                 INVESTMENTS IN SECURITIES
                 For Institutional Money Market Fund, pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

                 For Institutional Government Adjustable
                 Portfolio, the values of fixed income
                 securities are provided by independent pricing services or prices quoted by independent brokers. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the board of directors. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

                 Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of bond discount and premium computed on a level yield basis, is accrued daily.

                 OPTION TRANSACTIONS
                 For hedging purposes, Institutional Government Adjustable Portfolio may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is the fund pays a premium whether or not the option is exercised. The fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

                 Option contracts are valued daily and
                 unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost for a written put option, or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                 FUTURES TRANSACTIONS
                 In order to gain exposure to or protect
                 against changes in the market, Institutional
                 Government Adjustable Portfolio may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                 Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

                 INTEREST RATE TRANSACTIONS
                 Institutional Government Adjustable Portfolio, to preserve a return or spread on a particular investment or portion of its portfolio or for other non-speculative purposes, may enter into various hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling the interest rate floor.

                 If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that the other party to the transaction may not perform.

                 For interest rate swaps, caps and floors, the fund accrues weekly, as an increase or decrease to interest income, the current net amount due to or owed by the fund. Interest rate swaps, caps and floors are valued from prices quoted by independent brokers. These valuations represent the present value of all future cash settlement amounts based upon implied forward interest rates.

                 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                 Delivery and payment for securities that have been purchased by Institutional Government Adjustable Portfolio on a forward-commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value to the extent the fund makes such purchases while remaining substantially fully invested. As of December 31, 1995, Institutional Government Adjustable Portfolio had no outstanding when-issued or forward commitments.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                 In connection with its ability to purchase securities on a when-issued or forward-commitment basis, Institutional Government Adjustable Portfolio may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended December 31, 1995, Institutional Government Adjustable Portfolio earned no such fees.

                 FEDERAL TAXES
                 Each fund within the company is treated as a separate entity for federal income tax purposes. The funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. On a calendar-year basis each fund intends to distribute substantially all of its taxable income and realized gains, if any, and the funds will therefore not be subject to federal excise taxes.

                 Net investment income and net realized gains
                 (losses) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

                 DISTRIBUTIONS
                 Distributions to shareholders from net
                 investment income for Institutional Money
                 Market Fund and Institutional Government
                 Adjustable Portfolio are declared daily and payable monthly in cash or reinvested in additional shares. Distributions from net realized gains, if any, will be made on an annual basis for both funds.

                 REPURCHASE AGREEMENTS
                 For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government and agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third party custodian until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount in the event of default.

                 USE OF ESTIMATES
                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the results of operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(3) SECURITIES
    TRANSACTIONS
                 Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities (for Institutional Government Adjustable Portfolio), for the six months ended December 31, 1995, were as follows:

                                                                          Sales
                                                         Purchases      Proceeds
                                                       -------------  -------------
Institutional Money Market Fund ................... $  1,667,017,099  1,638,359,496
Institutional Government Adjustable Portfolio ..... $      1,574,716      5,115,405

                 During the six months ended December 31, 1995, Institutional Government Adjustable Portfolio paid no brokerage commissions to Piper Jaffray
                 Inc., an affiliated broker.

(4) CAPITAL SHARE
    TRANSACTIONS
                 Transactions in shares of each fund for the six months ended December 31, 1995, and the year ended June 30, 1995, were as follows:

                                                                               Institutional
                                                              Institutional      Government
                                                               Money Market      Adjustable
12/31/95                                                           Fund          Portfolio
                                                              --------------   --------------
Sold .......................................................    169,871,646              401
Issued for reinvested distributions ........................      1,655,618           35,902
Redeemed ...................................................   (142,966,439)        (670,172)
                                                              --------------   --------------
  Increase (decrease) ......................................     28,560,825         (633,869)
                                                              --------------   --------------
                                                              --------------   --------------


6/30/95 (Audited)
Sold .......................................................    168,842,836           95,422
Issued for reinvested distributions ........................      1,434,995          104,898
Redeemed ...................................................   (152,763,914)      (2,304,441)
                                                              --------------   --------------
  Increase (decrease) ......................................     17,513,917       (2,104,121)
                                                              --------------   --------------
                                                              --------------   --------------

(5) FEES AND EXPENSES
                 The funds have entered into an investment advisory and management agreement with Piper Capital Management (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fees for Institutional Money Market Fund are equal to an annual rate of 0.15%. The fees for Institutional Government Adjustable Portfolio are equal to an annual rate of 0.30%.

                 In addition to the investment advisory and management fees, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organization costs, insurance, interest, taxes and other miscellaneous expenses. For the year ended June 30, 1996, Piper Capital voluntarily limited total fees and expenses, excluding interest and tax expense, to not more than 0.35% and 0.55% of average daily net assets on an annual basis for Institutional Money Market Fund and Institutional Government Adjustable Portfolio, respectively.

                 Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained with the custodian by the funds.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(6) ORGANIZATION COSTS
    (UNAUDITED)
                 Organization costs were incurred in connection with the start up and initial registration of the funds. These costs are being amortized over 60 months on a straight-line basis. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.
(7) CAPITAL LOSS
    CARRYOVER
   (AUDITED)
                 For federal income tax purposes, Institutional Government Adjustable Portfolio had capital loss carryovers in the amount of $3,291,023 at June 30, 1995, which, if not offset by subsequent capital gains, will expire in 2002 through 2004. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired.

(8) FINANCIAL
    HIGHLIGHTS
                 Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                 INSTITUTIONAL MONEY MARKET FUND

                                                                    Six Months        Year                      Period from
                                                                  Ended 12/31/95     Ended       Year Ended     2/2/93* to
                                                                   (Unaudited)      6/30/95       6/30/94         6/30/93
                                                                  --------------  ------------  ------------  ---------------
Net asset value, beginning of period ......................... $        1.00            1.00          1.00           1.00
                                                                       -----           -----         -----          -----
Operations:
  Net investment income ........................................        0.03            0.05          0.03           0.01
                                                                       -----           -----         -----          -----
    Total from operations ......................................        0.03            0.05          0.03           0.01
                                                                       -----           -----         -----          -----
Distributions from net investment income .......................       (0.03)          (0.05)        (0.03)         (0.01)
                                                                       -----           -----         -----          -----
Net asset value, end of period ............................... $        1.00            1.00          1.00           1.00
                                                                       -----           -----         -----          -----
                                                                       -----           -----         -----          -----
Total return+ ..................................................        2.79%           5.26%         3.23%          1.24%
Net assets, end of period (in millions) ...................... $          81              52            35             40
Ratio of expenses to average daily net assets++ ................        0.35%**         0.35%         0.35%          0.35%**
Ratio of net investment income to average daily net assets++ ...        5.47%**         5.17%         3.26%          3.02%**

*    COMMENCEMENT OF OPERATIONS.
**   ADJUSTED TO AN ANNUAL BASIS.
+ TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
++ VARIOUS INSTITUTIONAL MONEY MARKET FUND FEES AND EXPENSES WERE VOLUNTARILY WAIVED OR ABSORBED BY PIPER CAPITAL DURING THE PERIODS REFERRED TO ABOVE. HAD INSTITUTIONAL MONEY MARKET FUND PAID ALL EXPENSES, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS FOLLOWS: 0.47%/5.35%, 0.49%/5.03% AND 0.61%/3.00% IN THE SIX MONTHS
     ENDED 12/31/95 AND IN FISCAL YEARS 1995 AND 1994, RESPECTIVELY. BEGINNING IN FISCAL YEAR 1996, THE EXPENSE RATIO REFLECTS THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(8) FINANCIAL
    HIGHLIGHTS
    (CONTINUED)

                 INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO
                                                                                   Six Months
                                                                                      Ended       Year      Year     Period from
                                                                                    12/31/95      Ended     Ended     2/2/93* to
                                                                                   (Unaudited)   6/30/95   6/30/94     6/30/93
                                                                                  -------------  -------   -------   ------------
Net asset value, beginning of period ......................................... $        9.44      9.46     10.04         10.00
                                                                                       -----     -------   -------      ------
Operations:
  Net investment income ........................................................        0.30      0.52      0.49          0.18
  Net realized and unrealized gains (losses) on investments ....................        0.03     (0.04)    (0.57)         0.04
                                                                                       -----     -------   -------      ------
    Total from operations ......................................................        0.33      0.48     (0.08)         0.22
                                                                                       -----     -------   -------      ------
Distributions to shareholders:
  From net investment income ...................................................       (0.27)    (0.41)    (0.50)        (0.18)
  Tax return of capital ........................................................          --     (0.09)       --            --
                                                                                       -----     -------   -------      ------
    Total distributions ........................................................       (0.27)    (0.50)    (0.50)        (0.18)
                                                                                       -----     -------   -------      ------
Net asset value, end of period ............................................... $        9.50      9.44      9.46         10.04
                                                                                       -----     -------   -------      ------
                                                                                       -----     -------   -------      ------
Total return+ ..................................................................        3.55%     5.26%    (0.91%)        2.18%
Net assets, end of period (in millions) ...................................... $           9        15        35            41
Ratio of expenses to average daily net assets++ ................................        0.57%     0.55%     0.55%         0.74%**
Ratio of net investment income to average daily net assets++ ...................        6.02%     5.54%     5.13%         4.73%**
Portfolio turnover rate (excluding short-term securities) ......................          12%       43%      110%           26%
Amount of borrowings outstanding at end of period (in millions)+++ ........... $           2        --         9             6
Average amount of borrowings outstanding during the period (in millions) ..... $        0.36      1.62     11.70          5.87
Average number of shares outstanding during the period (in millions) ...........        1.35      2.40      5.46          3.36
Average per-share amount of borrowings outstanding during the period $                  0.27      0.67      2.14          1.74

*    COMMENCEMENT OF OPERATIONS.
**   ADJUSTED TO AN ANNUAL BASIS.
+ TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
++ VARIOUS INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO FEES AND EXPENSES WERE VOLUNTARILY WAIVED OR ABSORBED BY PIPER CAPITAL DURING THE PERIODS REFERRED TO ABOVE. HAD INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO PAID ALL EXPENSES, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS FOLLOWS: 1.37%/5.22%, 0.75%/5.34% AND 0.60%/5.08% IN THE SIX MONTHS ENDED 12/31/95 AND IN FISCAL YEARS 1995 AND 1994, RESPECTIVELY. BEGINNING IN FISCAL YEAR 1996, THE EXPENSE RATIO REFLECTS THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
+++ SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID, HIGH-GRADE DEBT OBLIGATIONS ARE MAINTAINED IN A SEGREGATED ACCOUNT ARE NOT CONSIDERED BORROWINGS. SEE FOOTNOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     INVESTMENTS IN SECURITIES (UNAUDITED)

INSTITUTIONAL MONEY MARKET FUND
DECEMBER 31, 1995

                                                            Principal               Market
Name of Issuer                                                Amount               Value (a)
---------------------------------------------------------  ------------         ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (72.1%):
 FEDERAL FARM CREDIT BANK DISCOUNT NOTES (4.9%):
  5.48%, 1/31/96 ...................................... $     1,000,000                 995,433
  5.51%, 2/26/96 ........................................     1,000,000                 991,429
  5.58%, 1/8/96 .........................................     2,000,000               1,997,830
                                                                                ---------------
                                                                                      3,984,692
                                                                                ---------------

 FEDERAL FARM CREDIT FLOATING RATE NOTES (B) (2.5%):
  5.58%, 5/24/96 ........................................     2,000,000               1,999,459
                                                                                ---------------

 FEDERAL FARM CREDIT MEDIUM TERM NOTES (1.2%):
  4.10%, 1/18/96 ........................................     1,000,000                 999,158
                                                                                ---------------

 FEDERAL HOME LOAN BANK DISCOUNT NOTES (22.2%):
  5.12%, 9/20/96 ........................................     1,000,000                 962,596
  5.18%, 10/4/96 ........................................     1,325,000               1,272,189
  5.30%, 4/17/96 ........................................       500,000                 492,124
  5.35%, 4/17/96 ........................................     1,000,000                 984,099
  5.42%, 4/18/96 ........................................     2,000,000               1,967,480
  5.44%, 3/26/96 ........................................     1,000,000                 987,156
  5.45%, 3/1/96 .........................................     1,000,000                 990,917
  5.48%, 3/22/96 ........................................       710,000                 701,246
  5.50%, 2/2/96 .........................................     1,000,000                 995,111
  5.66%, 1/16/96 ........................................     3,000,000               2,992,920
  5.66%, 1/17/96 ........................................     1,960,000               1,955,073
  5.67%, 1/8/96 .........................................     2,000,000               1,997,795
  5.67%, 1/11/96 ........................................     1,690,000               1,687,338
                                                                                ---------------
                                                                                     17,986,044
                                                                                ---------------

 FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (3.7%):
  5.73%, 11/21/96 .......................................     2,000,000               1,999,575
  5.26%, 9/2/97 .........................................     1,000,000                 995,880
                                                                                ---------------
                                                                                      2,995,455
                                                                                ---------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION
 COUPON NOTES (3.1%):
  5.56%, 11/7/96 ........................................     1,000,000                 999,634
  6.21%, 5/13/96 ........................................     1,500,000               1,502,818
                                                                                ---------------
                                                                                      2,502,452
                                                                                ---------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES (5.5%):
  5.37%, 3/21/96 ........................................       595,000                 587,900
  5.48%, 2/8/96 .........................................       635,000                 631,327
  5.55%, 2/13/96 ........................................     2,250,000               2,235,084
  5.56%, 2/8/96 .........................................     1,000,000                 994,131
                                                                                ---------------
                                                                                      4,448,442
                                                                                ---------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 COUPON NOTES (B) (1.2%):
  5.66%, 3/15/96 ........................................     1,000,000               1,000,032
                                                                                ---------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTES (15.4%):
  5.31%, 4/5/96 .........................................       700,000                 690,191
  5.46%, 2/28/96 ........................................       680,000                 674,018
  5.46%, 3/14/96 ........................................     1,000,000                 988,928
  5.49%, 1/29/96 ........................................     1,000,000                 995,730

                                                            Principal               Market
Name of Issuer                                                Amount               Value (a)
---------------------------------------------------------  ------------         ---------------
  5.49%, 2/28/96 ...................................... $     2,500,000               2,478,016
  5.50%, 3/28/96 ........................................     1,000,000                 986,708
  5.58%, 1/29/96 ........................................     1,430,000               1,423,795
  5.60%, 1/5/96 .........................................       480,000                 479,701
  5.65%, 1/11/96 ........................................       250,000                 249,608
  5.67%, 1/9/96 .........................................     2,500,000               2,496,850
  5.67%, 1/19/96 ........................................     1,000,000                 997,165
                                                                                ---------------
                                                                                     12,460,710
                                                                                ---------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 FLOATING RATE NOTES (B) (2.5%):
  5.81%, 10/4/96 ........................................     2,000,000               2,000,000
                                                                                ---------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MEDIUM TERM NOTES (1.2%):
  5.60%, 11/1/96 ........................................     1,000,000               1,001,008
                                                                                ---------------

 STUDENT LOAN MARKETING ASSOCIATION
 FLOATING RATE NOTES (B) (8.7%):
  5.40%, 10/30/97 .......................................     2,360,000               2,360,000
  5.26%, 12/20/96 .......................................     2,000,000               2,000,000
  6.08%, 7/1/96 .........................................     1,700,000               1,700,092
  6.13%, 6/30/97 ........................................     1,000,000                 999,377
                                                                                ---------------
                                                                                      7,059,469
                                                                                ---------------

   Total U.S. Government and Agency Securities
    (cost: $58,436,921)  ................................                            58,436,921
                                                                                ---------------

OTHER U.S. GOVERNMENT AGENCY-BACKED (2.4%):
  Downey Savings & Loan, LOC Federal Home Loan Bank,
   5.25%, 8/16/96 .......................................     1,000,000                 966,750
  Downey Savings & Loan, LOC Federal Home Loan Bank,
   5.50%, 7/12/96 .......................................     1,000,000                 970,514
                                                                                ---------------

   Total Other U.S. Government Agency-Backed
    (cost: $1,937,264)  .................................                             1,937,264
                                                                                ---------------

REPURCHASE AGREEMENTS (25.6%):
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 11/30/95, accrued interest at
   repurchase date of $28,400, 5.68%, 2/28/96 ...........     2,000,000(c)(d)         2,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/29/95, accrued interest at
   repurchase date of $40,875, 5.45%, 3/28/96 ...........     3,000,000(c)(d)         3,000,000
  Repurchase agreement with Goldman Sachs, collateralized
   by U.S. government agency securities, acquired on
   12/29/95, accrued interest at repurchase date of
   $2,449, 5.91%, 1/2/96 ................................     3,729,000               3,729,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/11/95, accrued interest at
   repurchase date of $22,090, 5.64%, 3/14/96 ...........     1,500,000(c)(d)         1,500,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                     INVESTMENTS IN SECURITIES (UNAUDITED)

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)

                                                            Principal               Market
Name of Issuer                                                Amount               Value (a)
---------------------------------------------------------  ------------         ---------------
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/18/95, accrued interest at
   repurchase date of $7,338, 5.87%, 1/2/96 ........... $     3,000,000(c)            3,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/26/95, accrued interest at
   repurchase date of $3,471, 5.95%, 1/2/96 .............     3,000,000(c)            3,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/26/95, accrued interest at
   repurchase date of $3,967, 5.95%, 1/3/96 .............     3,000,000(c)            3,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 12/7/95, accrued interest at
   repurchase date of $78,000, 5.85%, 1/8/96 ............     1,500,000(c)(d)         1,500,000
                                                                                ---------------

   Total Repurchase Agreements
    (cost: $20,729,000)  ................................                            20,729,000
                                                                                ---------------

   Total Investments in Securities (100.1%)
    (cost: $81,103,185) (e)  ............................                            81,103,185
                                                                                ---------------

   Liabilities in excess of other assets (-0.1%)                                        (53,498)
                                                                                ---------------
   Net assets (100.0%) ................................ $                            81,049,687
                                                                                ---------------
                                                                                ---------------

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON DECEMBER 31, 1995. THE MATURITY DATE SHOWN REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, THE MATURITY DATE USED IS THE NEXT INTEREST RATE RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(D) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 9.9% OF NET ASSETS.
(E)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO
DECEMBER 31, 1995

                                                            Principal               Market
Name of Issuer                                                Amount               Value (a)
---------------------------------------------------------  ------------         ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES (0.6%):
   U.S. Treasury Note, 7.25%, 2/15/98
    (cost: $50,350) ................................... $        50,000                  52,014
                                                                                ---------------

MORTGAGE-BACKED SECURITIES (122.0%):
 U.S. AGENCY FIXED RATE MORTGAGES (10.1%):
   7.50%, FNMA, 2/1/10 ..................................       893,191                 918,853
                                                                                ---------------

 U.S. AGENCY ADJUSTABLE RATE MORTGAGES (111.9%):
   7.25%, FHLMC, 1/1/17 .................................     1,862,649               1,891,260
   7.76%, FNMA, 3/1/28 ..................................     2,797,543(b)            2,879,539
   7.89%, FNMA, 9/1/22 ..................................     2,092,515               2,156,357
   8.03%, FNMA, 2/1/22 ..................................     1,621,592               1,669,575
   7.38%, GNMA II, 6/20/23 ..............................     1,490,229               1,517,246
                                                                                ---------------
                                                                                     10,113,977
                                                                                ---------------

    Total Mortgage-Backed Securities
     (cost: $11,065,106)  ...............................                            11,032,830
                                                                                ---------------

    Total Investments in Securities (122.6%)
     (cost: $11,115,456)  ...............................                            11,084,844
                                                                                ---------------

    Liabilities in excess of other assets (-22.6%)  .....                            (2,044,066)
                                                                                ---------------
    Net assets (100.0%) ............................... $                             9,040,778
                                                                                ---------------
                                                                                ---------------

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS
(B) ON DECEMBER 31, 1995, SECURITIES VALUED AT $2,879,539 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                          NAME OF BROKER
           ACQUISITION                         ACCRUED    AND DESCRIPTION
 AMOUNT       DATE       RATE*       DUE      INTEREST     OF COLLATERAL
---------  ----------  ---------  ---------  -----------  ---------------
2,100,000   12/29/95      6%       1/3/96     $   1,050         (1)

* INTEREST RATE IS AS OF DECEMBER 31, 1995. RATE IS BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR).

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
(1) MORGAN STANLEY; FNMA 7.76%, 3/1/28, $2,797,543 PAR.

(C) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION .... $        65,637
      GROSS UNREALIZED DEPRECIATION ......       (96,249)
                                            ------------
        NET UNREALIZED DEPRECIATION .... $       (30,612)
                                            ------------
                                            ------------

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS

DIRECTORS             David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL
                          PRODUCTS INC., KIEFER BUILT, INC., OF COUNSEL, GRAY,
                          PLANT, MOOTY, MOOTY & BENNETT, P.A.
                      Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
                      William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC.,
                          PIPER CAPITAL
                          MANAGEMENT INCORPORATED
                      Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
                      Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR
                          FINANCIAL CORP.,
                          HORMEL FOODS CORP.
                      George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY
                          FUNDS

OFFICERS              William H. Ellis, CHAIRMAN OF THE BOARD
                      Paul A. Dow, PRESIDENT
                      Robert H. Nelson, SENIOR VICE PRESIDENT AND TREASURER
                      Nancy S. Olsen, SENIOR VICE PRESIDENT
                      Thomas S. McGlinch, VICE PRESIDENT
                      John K. Schonberg, VICE PRESIDENT
                      David E. Rosedahl, SECRETARY

INVESTMENT ADVISER    Piper Capital Management Incorporated
                      222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

CUSTODIAN AND         Investors Fiduciary Trust Company
TRANSFER AGENT        127 WEST TENTH STREET, KANSAS CITY, MO 64105-1716

LEGAL COUNSEL         Dorsey & Whitney P.L.L.P.
                      220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

          PIPER CAPITAL
            MANAGEMENT


          PIPER CAPITAL MANAGEMENT INCORPORATED                     Bulk Rate
          222 SOUTH NINTH STREET                                  U.S. Postage
          MINNEAPOLIS, MN 55402-3804                                  PAID
                                                                 Permit No. 3008
                                                                    Mpls., MN

          PIPER JAFFRAY INC., FUND SPONSOR AND NASD MEMBER.
Recycle   THIS DOCUMENT IS PRINTED ON PAPER MADE FROM
 Logo     100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.


          In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the fund's annual and semiannual reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Shareholder Services area at 1 800 866-7778, or mail your request to:

          Corporate Communications
          Piper Capital Management
          222 South Ninth Street
          Minneapolis, MN 55402-3804

          085-96 PIF02 2/96